Pensions and other post-retirement benefits (Tables)	12 Months Ended
Mar. 31, 2023
Employee Benefits [Abstract]
Disclosure of actuarial assumptions
The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions			US pensions			US other post-retirement benefits
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	%	%	%	%	%	%	%	%	%
Discount rate – past service	4.80	2.78	2.00	4.85	3.65	3.25	4.85	3.65	3.25
Discount rate – future service	4.80	2.85	2.15	4.85	3.65	3.25	4.85	3.65	3.25
Rate of increase in RPI – past service	3.17	3.60	3.15	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in RPI – future service	3.07	3.33	3.00	n/a	n/a	n/a	n/a	n/a	n/a
Salary increases	3.11	3.47	3.40	4.50	4.60	4.30	4.50	4.60	4.30
Initial healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	6.80	6.80	7.10
Ultimate healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	4.50	4.50	4.50
The table below sets out the projected life expectancies adopted for the UK and US pension arrangements:

	UK pensions			US pensions
	2023	2022	2021	2023	2022	2021
	years	years	years	years	years	years
Assumed life expectations for a retiree age 65
Males	21.9	22.0	21.8	21.6	21.4	21.6
Females	23.7	23.8	23.7	23.8	23.6	24.0
In 20 years:
Males	23.0	23.2	23.1	23.2	23.1	23.2
Females	25.1	25.2	25.2	25.4	25.3	25.5
The table below summarises the split of DB obligations by status for each category of plan:

	UK pensions		US pensions		US other post-retirement benefits
	2023	2022	2023	2022	2023	2022
	%	%	%	%	%	%
Active members	14	16	37	36	33	34
Deferred members	9	10	9	9	—	—
Pensioner members	77	74	54	55	67	66

Disclosure of amounts recognised in the statement of financial position
Amounts recognised in the consolidated statement of financial position

	2023	2022
	£m	£m
Present value of funded obligations	(18,934)	(23,541)
Fair value of plan assets	21,246	27,013
	2,312	3,472
Present value of unfunded obligations	(292)	(326)
Other post-employment liabilities	(69)	(71)
Net defined benefit asset	1,951	3,075
Represented by:
Liabilities	(694)	(810)
Assets	2,645	3,885
	1,951	3,075
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions		US pensions		US other post-retirement benefits		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(10,906)	(14,197)	(5,502)	(6,531)	(2,526)	(2,813)	(18,934)	(23,541)
Fair value of plan assets	12,578	16,865	6,060	7,263	2,608	2,885	21,246	27,013
	1,672	2,668	558	732	82	72	2,312	3,472
Present value of unfunded obligations	(58)	(78)	(234)	(248)	—	—	(292)	(326)
Other post-employment liabilities	—	—	—	—	(69)	(71)	(69)	(71)
Net defined benefit asset	1,614	2,590	324	484	13	1	1,951	3,075
Represented by:
Liabilities	(58)	(78)	(234)	(248)	(402)	(484)	(694)	(810)
Assets	1,672	2,668	558	732	415	485	2,645	3,885
	1,614	2,590	324	484	13	1	1,951	3,075

Disclosure of amounts recognised in the income statement and statement of other comprehensive income
Amounts recognised in the income statement and statement of other comprehensive income
The expense or income arising from all Group retirement benefit arrangements recognised in the Group income statements is shown below:

	2023	2022	2021
	£m	£m	£m
Included within operating costs
Administration costs	19	20	18
Included within payroll costs
Defined benefit plan costs:
Current service cost	194	223	175
Past service cost – augmentations	—	1	—
Past service cost/(credit) – redundancies	5	1	(1)
Special termination benefit cost – redundancies	3	9	5
Gains on settlement	(45)	—	—
	157	234	179
Included within finance income and costs
Net interest (income)/cost	(85)	(2)	38
Total included in income statement[1]	91	252	235
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations[2]	(1,364)	2,481	1,408
Exchange adjustments	41	7	186
Total included in the statement of other comprehensive income³	(1,323)	2,488	1,594
1.Amounts shown in the table above include operating costs of £nil (2022: £4 million; 2021: £3 million); payroll costs of £nil (2022: £10 million; 2021: £10 million); and net interest income of £nil (2022: £2 million; 2021: £13 million) presented within profit from discontinued operations. These amounts all relate to UK pensions.
2.For the year ended 31 March 2021, this included actuarial losses from the purchase of buy-in policies of £0.1 billion.
3.Amounts shown in the table above include remeasurements of pension assets and post-retirement benefit obligations of £nil (2022: £309 million gain; 2021: £250 million loss) presented within discontinued operations. These amounts all relate to UK pensions.
The geographical split of pensions and other post-retirement benefits is shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	9	11	9	8	7	7	2	2	2
Included within payroll costs
Defined benefit plan costs:
Current service cost	69	83	28	88	101	104	37	39	43
Past service cost – augmentations	—	1	—	—	—	—	—	—	—
Past service cost/(credit) – redundancies	5	1	(1)	—	—	—	—	—	—
Special termination benefit cost – redundancies	3	9	5	—	—	—	—	—	—
Gains on settlement	—	—	—	(45)	—	—	—	—	—
	77	94	32	43	101	104	37	39	43
Included within finance income and costs
Net interest (income)/cost	(64)	(7)	(38)	(21)	—	35	—	5	41
Total included in income statement	22	98	3	30	108	146	39	46	86
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations[1]	(1,183)	1,577	(622)	(242)	532	1,017	61	372	1,013
Exchange adjustments	—	—	—	36	11	83	5	(4)	103
Total included in the statement of other comprehensive income	(1,183)	1,577	(622)	(206)	543	1,100	66	368	1,116
1.For the year ended 31 March 2021, UK pensions is stated after actuarial losses from the purchase of buy-in policies of £0.1 billion.

Schedule of reconciliation of the net defined benefit asset (liability)
Reconciliation of the net defined benefit asset

	UK pensions		US pensions		US other post-retirement benefits		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset/(liability)	2,590	1,035	484	(22)	1	(298)	3,075	715
Cost recognised in the income statement (including discontinued operations)	(22)	(98)	(30)	(108)	(39)	(46)	(91)	(252)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(1,183)	1,577	(206)	543	66	368	(1,323)	2,488
Employer contributions	197	167	76	116	11	17	284	300
Other movements	2	7	—	—	(26)	(29)	(24)	(22)
Acquisition of NGED	—	566	—	—	—	—	—	566
Reclassification to held for sale (note 10)	30	(664)	—	(45)	—	(11)	30	(720)
Closing net defined benefit asset	1,614	2,590	324	484	13	1	1,951	3,075
Changes in the present value of defined benefit obligations (including unfunded obligations)
The table below shows the movement in defined benefit obligations across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(14,275)	(13,645)	(6,779)	(6,931)	(2,813)	(3,031)	(23,867)	(23,607)
Current service cost	(69)	(83)	(88)	(101)	(37)	(39)	(194)	(223)
Interest cost	(334)	(88)	(252)	(240)	(111)	(100)	(697)	(428)
Actuarial (losses)/gains – experience	(235)	(627)	(17)	(24)	48	107	(204)	(544)
Actuarial gains – demographic assumptions	135	133	5	100	10	71	150	304
Actuarial gains – financial assumptions	3,167	1,387	818	329	443	192	4,428	1,908
Past service cost – redundancies	(5)	(1)	—	—	—	—	(5)	(1)
Special termination benefit cost – redundancies	(3)	(9)	—	—	—	—	(3)	(9)
Past service cost – augmentations	—	(1)	—	—	—	—	—	(1)
Liabilities extinguished on settlements	—	—	616	—	—	—	616	—
Medicare subsidy received	—	—	—	—	(28)	(24)	(28)	(24)
Employee contributions	(10)	(8)	—	—	—	—	(10)	(8)
Benefits paid	711	919	426	403	153	159	1,290	1,481
Exchange adjustments	—	—	(465)	(327)	(191)	(140)	(656)	(467)
Acquisition of NGED	—	(7,096)	—	—	—	—	—	(7,096)
Reclassification to held for sale	(46)	4,844	—	12	—	(8)	(46)	4,848
Closing defined benefit obligations	(10,964)	(14,275)	(5,736)	(6,779)	(2,526)	(2,813)	(19,226)	(23,867)
Changes in the value of plan assets
The table below shows the movement in pension assets across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	16,865	14,680	7,263	6,909	2,885	2,799	27,013	24,388
Interest income	398	95	273	240	111	95	782	430
Return on plan assets (less than)/in excess of interest	(4,250)	684	(1,048)	127	(440)	2	(5,738)	813
Administration costs	(9)	(11)	(8)	(7)	(2)	(2)	(19)	(20)
Assets distributed on settlements	—	—	(571)	—	—	—	(571)	—
Employer contributions	197	167	76	116	11	17	284	300
Employee contributions	10	8	—	—	—	—	10	8
Benefits paid	(709)	(912)	(426)	(403)	(153)	(159)	(1,288)	(1,474)
Exchange adjustments	—	—	501	338	196	136	697	474
Acquisition of NGED	—	7,662	—	—	—	—	—	7,662
Reclassification to held for sale	76	(5,508)	—	(57)	—	(3)	76	(5,568)
Closing fair value of plan assets	12,578	16,865	6,060	7,263	2,608	2,885	21,246	27,013
Actual return on plan assets	(3,852)	779	(775)	367	(329)	97	(4,956)	1,243
Expected contributions to plans in the following year	99	146	36	74	14	14	149	234

Disclosure of asset allocations
The allocation of assets by asset class is set out below. Within these asset allocations there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2023						2022						2021
	Quoted		Unquoted		Total		Quoted		Unquoted		Total		Quoted		Unquoted		Total
	£m		£m		£m		£m		£m		£m		£m		£m		£m
Equities	475		179		654		1,458		474		1,932		555		801		1,356
Corporate bonds	1,956		—		1,956		2,741		—		2,741		3,730		37		3,767
Government securities	762		—		762		786		—		786		1,836		—		1,836
Property	23		860	¹	883		122		1,002	¹	1,124		104		565	¹	669
Diversified alternatives	708		680		1,388		1,334		432		1,766		—		712		712
Liability-matching assets	1,958	²	4,873	³	6,831	⁴	2,023	²	6,090	³	8,113	⁴	1,731	²	4,133	³	5,864	⁴
Longevity swap	—		(88)		(88)		—		(80)		(80)		—		(64)		(64)
Cash and cash equivalents	145		—		145		477		—		477		34		250		284
Other (including net current assets and liabilities)	59		(12)		47		16		(10)		6		—		256		256
	6,086		6,492		12,578	⁵	8,957		7,908		16,865	⁵	7,990		6,690		14,680	⁵
1.Includes £304 million (2022: £283 million; 2021: £nil) of investments in forestry funds.
2.Consists of pooled funds which invest mainly in fixed interest securities.
3.Includes buy-in policies held by NGUKPS with a total value of £2.1 billion (2022: £2.7 billion; 2021: £4.1 billion).
4.Included within liability-matching assets above is £3.4 billion (2022: £6.6 billion; 2021: £2.5 billion) of repurchase agreements. These are used to increase the market exposure of the liability-matching portfolios.
5.The fair value of plan assets for NGUKPS Section A includes employer-related investment exposure of £23 million (2022: £32 million; 2021: £nil).
US pensions

	2023			2022			2021
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	154	1,346	1,500	272	1,904	2,176	560	2,359	2,919
Corporate bonds	2,147	528	2,675	2,311	697	3,008	1,547	507	2,054
Government securities	410	514	924	335	715	1,050	354	527	881
Property	—	299	299	—	295	295	—	264	264
Diversified alternatives	85	285	370	142	364	506	167	458	625
Infrastructure	—	265	265	—	182	182	—	130	130
Cash and cash equivalents	16	—	16	31	—	31	24	—	24
Other (including net current assets and liabilities)	7	4	11	12	3	15	12	—	12
	2,819	3,241	6,060	3,103	4,160	7,263	2,664	4,245	6,909
US other post-retirement benefits

	2023			2022			2021
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	74	510	584	185	1,013	1,198	419	1,303	1,722
Corporate bonds	1,332	2	1,334	723	2	725	13	—	13
Government securities	431	2	433	511	2	513	533	3	536
Diversified alternatives	100	9	109	144	120	264	185	172	357
Other[1]	1	147	148	—	185	185	—	171	171
	1,938	670	2,608	1,563	1,322	2,885	1,150	1,649	2,799
1.Other primarily comprises insurance contracts.
The approximate investment allocations for our plans at 31 March 2023 are as follows:

	UK pensions	US pensions	US other post-retirement benefits
	%	%	%
Return-seeking assets	24	36	32
Liability-matching assets	76	64	68

Disclosure of most significant risks associated with DB plans
The most significant risks associated with the DB plans are:

Main risks	Description and mitigation
Investment risk	The plans invest in a variety of asset classes, with actual returns likely to differ from the underlying discount rate adopted, impacting on the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio.
Changes in bond yields	Liabilities will fluctuate as yields change. Volatility of the net balance sheet asset or liability is controlled through liability-matching strategies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge interest rate risk.
Inflation risk	Changes in inflation will affect current and future pensions but are partially mitigated through investing in inflation-matching assets and hedging instruments as well as bulk annuity buy-in policies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge inflation risk.
Member longevity	Improvements in life expectancy will lead to pension payments being paid for longer than expected and benefits ultimately being more expensive. This risk has been partly mitigated by scheme investment transactions including a longevity insurance contract (longevity swap) for NGEG of ESPS and two buy-in policies for Section A of NGUKPS.
Counterparty risk	This is managed by having a diverse range of counterparties and through having a strong collateralisation process (including for the longevity swap held by NGEG of ESPS). Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were introduced in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis.
Default risk	Debt investments are predominantly made in regulated markets in assets considered to be of investment grade. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed ranges, to control the risk.
Liquidity risk	The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. These could include collateral calls relating to the plans’ liability-matching assets which could result from extreme market movements. Should the plans not have sufficient liquidity to meet cash flow requirements, they could be forced to take sub-optimal investment decisions such as selling assets at a reduced price. The plans do not borrow money, or act as guarantor, to provide liquidity to other parties (unless it is temporary).
Currency risk	Fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates are managed through currency hedging overlay and currency hedging carried out by some of the investment managers.